Basic and Diluted Earnings Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings Per Common Share [Abstract]
Schedule Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31,
	2013	2012
Numerator:
Earnings from continuing operations	$913	$839

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	12	-
Net dilutive effect of warrants outstanding	-	-
Denominator for diluted earnings per common share	5,919	5,907

Earnings from continuing operations per common share:
Basic	$0.15	$0.14
Diluted	$0.15	$0.14

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	168
Warrants	640	640

	Year Ended December 31,
	2012	2011
Numerator:
Earnings from continuing operations	$3,189	$2,471

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	6	-
Net dilutive effect of warrants outstanding	-	42
Denominator for diluted earnings per common share	5,913	5,949

Earnings from continuing operations per common share:
Basic	$0.54	$0.42
Diluted	$0.54	$0.42

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	112
Warrants	640	410